International operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Assets	$ 469,633	$ 381,508	$ 362,873
Total revenue	15,808	16,462	16,392
Income before income taxes	4,468	5,587	5,192
Net income	3,626	4,467	4,254
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Assets	92,374	74,504	74,982
Total revenue	3,964	3,833	4,252
Income before income taxes	1,549	1,447	1,694
Net income	1,179	1,116	1,345
Asia-Pacific region
Segment Reporting Information [Line Items]
Assets	28,416	36,347	23,199
Total revenue	1,168	1,161	1,103
Income before income taxes	607	548	564
Net income	462	423	448
Other
Segment Reporting Information [Line Items]
Assets	2,513	2,636	1,483
Total revenue	698	737	684
Income before income taxes	437	506	455
Net income	332	390	361
Total International
Segment Reporting Information [Line Items]
Assets	123,303	113,487	99,664
Total revenue	5,830	5,731	6,039
Income before income taxes	2,593	2,501	2,713
Net income	1,973	1,929	2,154
Total Domestic
Segment Reporting Information [Line Items]
Assets	346,330	268,021	263,209
Total revenue	9,978	10,731	10,353
Income before income taxes	1,875	3,086	2,479
Net income	1,653	2,538	2,100
UK
Segment Reporting Information [Line Items]
Assets	38,100	30,800	30,600
Total revenue	$ 2,600	$ 2,600	$ 2,600
Percentage of asset	8.00%	8.00%	8.00%
Percentage of revenue	16.00%	16.00%	16.00%